26. EXPENSES BY NATURE (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ExpenseByNatureLineItems [Line Items]
Production costs		R$ 19,124,901	R$ 17,263,264	R$ 16,105,657
Sales expenses		2,004,417	2,342,805	2,263,688
General and Administrative Expenses		504,458	511,065	494,023
Other income and expenses		(5,224,682)	(4,631,236)	83,332
Net		3,270,056	2,406,851	1,330,706
Depreciation amortization and depletion [member]
ExpenseByNatureLineItems [Line Items]
Production costs	[1]	(2,374,046)	(1,385,306)	1,145,793
Sales expenses		(13,978)	(11,539)	5,850
General and Administrative Expenses		(33,434)	(24,859)	23,464
Total		(2,421,458)	(1,421,704)	1,175,107
Other income and expenses	[2]	95,270	97,627	(97,914)
Net		R$ (2,516,728)	R$ (1,519,331)	R$ 1,273,021

[1]	The Company's iron ore extraction in 2020 started using dry waste filtering and stacking in 100% of its production process. As a normal consequence of the operation, the use of dams has become obsolete, and consequently, the assets of dams reached the end of their useful lives on December 31, 2020. As a result of the technical and functional obsolescence of the dams, the book balance of these assets in their entirety, (R$515,491), was fully depreciated in 2020 and appropriated to the cost of production. The cost of production includes PIS and COFINS credits on lease agreements on December 31, 2020, in the amount of R$5,335.
[2]	They mainly refer to the depreciation of investment properties, paralyzed equipment and amortization of the SWT Client Portfolio, see note 27.